Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Voyage revenues	$ 601,256	$ 510,762	$ 432,676
Operating Costs and Expenses	111,585	117,658	101,539
Time-charter hire expense	(19,994)	(7,670)	0
General and administrative expenses	(22,521)	(28,512)	(18,141)
Restructuring charges	3,315	1,845	0
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues	49,257	19,612	36,358
Operating Costs and Expenses	6,629	17,852	23,564
Time-charter hire expense	(19,994)	(7,670)	0
General and administrative expenses	(15,393)	(15,395)	(9,434)
Employee severance
Related Party Transaction [Line Items]
Restructuring charges	2,900	1,800
Employee severance | Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges	$ 400	$ 0	$ 0